Other Receivables (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Other Receivables Textual (Abstract)
Security deposits for rents	$ 595,435	$ 206,054
Employee advances	2,677	777
Subtotal	598,112	206,831
Less: Long-term security deposits	(384,860)
Total other receivables	$ 213,252	$ 206,831